LEASES	12 Months Ended
Dec. 31, 2019
Lessee Disclosure [Abstract]
LEASES

NOTE 14  -  LEASES

The Company has operating leases for facilities and vehicles. The Company has operating leases for facilities and vehicles. The Company recognized leased assets of $28,256, and corresponding current liabilities of $2,236, and long-term liabilities of $31,077, as of December 31, 2019. The Company’s leases have remaining terms of 1 to 10 years, some of which include options to extend the leases for up to additional 10 years. The weighted average remaining lease term was 16 years (between 1 and 20 years), and the weighted average discount rate was 5.6% (between 2.8% and 6.6%) as of December 31, 2019.

For the twelve months ended December 31, 2019, lease expenses were $5,166. In accordance with the new leases standard, the expected discounted and undiscounted lease payments under non-cancelable leases as of December 31, 2019, excluding non-lease components, were as follows:

Year
2020	4,014
2021	3,225
2022	2,949
2023	2,903
2024	3,259
2025 and thereafter	35,720
Total lease payments	52,070
Less imputed interest	(18,757)
Total	$33,313

Operating cash flows for operating leases for the year ended 31, December 2019 were $5,326.